Commitments and contingencies	12 Months Ended
Dec. 31, 2015
Commitments and contingencies
Commitments and contingencies

25. Commitments and contingencies

Operating Leases Agreements

        The Group leases office space and certain equipment under non-cancellable operating lease agreements that expire at various dates through December 2020. Those lease agreements provide for periodic rental increases based on both contractual incremental rates and inflation rates adjustments over the leased periods. Some of these lease agreements include terms of renewal ranging from one to ten years upon expiry of their respective original lease terms, without purchase options or escalation clause. If these lease agreements are not renewed, the Company is obligated to remove the facilities constructed under certain of its warehouse space lease contracts, although the Company expects such related removal costs to be not significant.

        During the three years ended December 31, 2013, 2014 and 2015, the Company incurred rental expenses amounting to RMB84,044, RMB163,332 and RMB 191,253, respectively.

        As of December 31, 2015, minimum lease payments under all non-cancellable leases were as follows:

RMB
Year ending December 31, 2016	238,562
Year ending December 31, 2017	189,542
Year ending December 31, 2018	168,363
Year ending December 31, 2019	130,061
Year ending December 31, 2020	59,781
Over December 31, 2020	101,698

Total minimum lease payments	888,007

Capital commitment

        As of December 31, 2015, the Group has contracted for capital expenditures of RMB850,741.

Contingencies

        The Company and certain of the Company's officers and directors were named as defendants in two putative securities class actions filed in the U.S. District Court for the Southern District of New York: Heller v. Vipshop Holdings Limited et al., Civil Action No. 1:15-cv-03870-LTS (S.D.N.Y.)(filed on May 19, 2015) and Schwartz v. Vipshop Holdings Limited et al., Civil Action No. 1:15-cv-05097-LTS (S.D.N.Y.)(filed on June 30, 2015). The complaints in both putative class actions allege that certain of the Company's financial statements and other public disclosures contained misstatements or omissions and assert claims under the U.S. securities laws. On September 15, 2015, the court consolidated the two actions, and appointed a lead plaintiff and approved the lead plaintiff's selection of lead counsel for the consolidated action. On November 24, 2015, the lead plaintiff filed a Notice of Voluntary Dismissal Without Prejudice which was entered by the court, voluntarily dismissing, without prejudice, all claims in the consolidated action.

        The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal proceeding to which the Group is a party will have a material effect on its business, results of operations or cash flows.

        The Group has not made adequate social welfare payments as required under applicable PRC labor laws, however the Group has recorded accrual for the under-paid amounts in the consolidated financial statements. However, accruals for the interest on underpayments and penalties that may be imposed by the relevant PRC government authorities have not been made in the financial statements as management considered that it is not probable the relevant PRC government authorities will impose any significant interests or penalties.